Loan Servicing - (Detail Textuals) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008
Transfers and Servicing [Abstract]
Unpaid principal balance of mortgage loans serviced for others	$ 145,883,259	$ 148,346,763
Capitalized mortgage servicing rights, valuation allowance	$ 73,392	$ 129,279	$ 173,791	$ 428,030